Share Options Outstanding	12 Months Ended
Jun. 30, 2023
Share Options Outstanding
Share Options Outstanding

Note 24 – Share Options Outstanding

Loan Funded Share Plan (LFSP)

In prior years, pursuant to the LFSP, the Group issued common share to employees to purchase such common stock with an interest free, limited recourse loan payable to the Group. These limited recourse loans were not collateralized and were not recourse to the assets of the borrower, except to the extent of the shares issued. Because the loans were the sole consideration for the shares issued, the Group accounts for these arrangements as share options since the substance is similar to the grant of an option, with a deemed exercise price equal to the loan amount. The fair value of the notional share options is expensed in the period in which the notional share options are issued, with a corresponding credit to additional paid-in capital. The limited recourse loans are repayable in 7 years from the issuance of the common stock. There are no service or performance conditions attached to the notional share options issued under the LFSP.

The Group does not recognize a separate receivable for limited recourse loans as the LFSP is accounted for as share-based compensation.

As a result of the BCA the shares under the following occurred:

●	A number of awards for executives were modified to forgive outstanding loans. As a result of this modification, for the year ended June 30, 2022, an expense of $6.4 million was recognized as the fair value of the change which were equal to the loan balances outstanding at the date of modification. FBT tax expense of $5.6 million was incurred as a result of the modification, for the year ended June 30, 2022;
●	On completion of the merger, the treasury shares subject to the limited recourse loan, were converted to the Group’s ordinary shares, applying the conversion factor of 1.4716625. No other changes to the terms or requirements to repay the loans were made.

For the year ended June 30, 2023, as the LFSP was fully vested and no share-based payment expense was recognized.

The following table summarizes the average weighted life contractually remaining, average weighted fair value and average weighted exercise price of options granted, exercised, cancelled or modified during the year ended June 30, 2023, under the LFSP:

			Average
	Average Weighted	Average Weighted	Weighted
	Life Contractually	Fair Value	Exercise Price
	Remaining (Years)	USD $	USD $	No. of shares

Balance at July 1, 2022	4.18	0.56	1.75	4,200,371
Options granted	—	—	—	—
Options exercised	2.34	0.66	1.41	(484,683)
Options cancelled	—	—	—	—
Balance at June 30, 2023 (vested and exercisable)	3.44	0.86	1.74	3,715,688

Employee Share Scheme (ESS)

On June 23, 2022, eligible employees were offered 1.4 million performance rights under the Tritium DCFC Limited Long Term Incentive Plan (“Employee Share Scheme”). Each performance right will entitle the employees to acquire one fully paid ordinary share in Tritium DCFC, subject to satisfaction of vesting conditions. These vesting conditions require that eligible employees must have been in employment with any of the Tritium group companies at the date on which Tritium DCFC was listed on the NASDAQ and continue to remain in employment and must not have resigned or have their employment terminated up to 14 October 2022. If the vesting conditions are satisfied, the performance rights will vest on 14 October 2022 and may be exercised by the holder from this date but must be exercised by 23 June 2025, failing which these performance rights will be deemed to have been exercised on that date. The performance rights have a Nil exercise price.

For the year ended June 30, 2023, the Group has recognized $3.5 million of share-based payment expense in the consolidated statements of operations and comprehensive loss under the ESS (June 30, 2022: $0).

The following table summarizes the average weighted life contractually remaining, average weighted fair value and average weighted exercise price of options granted, exercised, cancelled or modified during the year ended June 30, 2023, under the ESS:

			Average
	Average Weighted	Average Weighted	Weighted
	Life Contractually	Fair Value	Exercise Price	No.
	Remaining (Years)	USD $	USD $	of shares
Balance at July 1, 2022	0.25	6.19	—	1,328,758
Options granted	—	—	—	—
Options exercised	—	6.18	—	(725,199)
Options cancelled	—	6.41	—	(7,332)
Balance at June 30, 2023 (vested and exercisable)	—	6.15	—	596,227

LTIP

On June 23, 2022, eligible employees were offered 1.4 million performance rights under the LTIP. Each performance right will entitle the employees to acquire one fully paid ordinary share in Tritium DCFC, subject to satisfaction of vesting conditions. These vesting conditions require that eligible employees must have been in employment with any of the Tritium group companies at the date on which Tritium DCFC was listed on the NASDAQ and continue to remain in employment and must not have resigned or have their employment terminated up to October 14, 2022. If the vesting conditions are satisfied, the performance rights will vest on October 14, 2022, and may be exercised by the holder from this date but must be exercised by June 23, 2025, failing which these performance rights will be deemed to have been exercised on that date. The performance rights have a Nil exercise price. Tritium have determined that these performance rights will be in the nature of “equity classified arrangements” as per the requirements of ASC 718 Compensation - Stock Compensation (“ASC 718”).

For the year ended June 30, 2023, the Group has recognized $2.7 million of share-based payment expense in the consolidated statements of operations and comprehensive loss under the LTIP (June 30, 2022: $0).

The following table summarizes the average weighted life contractually remaining, average weighted fair value and average weighted exercise price of options granted, exercised, cancelled or modified during the year ended June 30, 2023, under the LTIP:

	Average
	Weighted Life	Average	Average
	Contractually	Weighted	Weighted
	Remaining	Fair Value	Exercise Price
	(Years)	USD $	USD $	No. of shares
Balance at July 1, 2022	—	—	—	—
Options granted	2.51	2.06	—	979,468
Options exercised	—	5.22	1.71	(148,760)
Options cancelled	—	—	—	—
Balance at June 30, 2023 (vested and exercisable)	1.62	1.54	—	780,708

STIP

Performance rights under the STIP were communicated to a group of employees, executive management and the non-executive directors during the year ended June 30, 2023. The vesting period has commenced and the service commencement date has been determined as the date the performance rights were communicated to the individuals. However, the grant date has been estimated at June 30, 2023 as formal acceptance (as required under the STIP Rules) has not yet been received from the individuals. The estimated weighted average fair value of the rights at grant date is $1.68.

For the year ended June 30, 2023, the Group has recognized $2.7 million of share-based payment expense in the consolidated statements of operations and comprehensive loss under the STIP (June 30, 2022: $0).

The following table summarizes the average weighted life contractually remaining, average weighted fair value and average weighted exercise price of options granted, exercised, cancelled or modified during the year ended June 30, 2023, under the STIP:

			Average
	Average Weighted	Average Weighted	Weighted
	Life Contractually	Fair Value	Exercise Price	No.
	Remaining (Years)	USD $	USD $	of shares
Balance at July 1, 2022	—	—	—	—
Options granted	—	1.18	—	738,139
Options exercised	—	1.27	1.38	(559,970)
Options cancelled	—	—	—	—
Balance at June 30, 2023 (vested and exercisable)	—	1.08	—	178,169

ESPP

Performance rights under the ESPP were communicated to a group of employees during the year ended June 30, 2023. Under this plan, each eligible employee can purchase up to a maximum of 10,000 ordinary shares of the Group (in a twelve-month offering period and a maximum of 5,000 shares within each six-month purchase period therein), at a price equal to 85% of the lesser of the Volume-Weighted Average Price (“VWAP”) of an Ordinary Share on the grant date or the exercise date. Participating employees enroll in monthly payroll deductions wherein the Group deducts between 1% to 10% of the employee’s compensation each month, subject to a maximum deduction of $25,000 in a calendar year. The plan contains a service condition wherein participating employees are required to be in employment to be eligible under this plan. Tritium have determined that these performance rights will be in the nature of “equity classified arrangements” as per the requirements of ASC 718.

For the year ended June 30, 2023, the Group has recognized $0.07 million of share-based payment expense in the consolidated statements of operations and comprehensive loss under the ESPP (June 30, 2022: $0).

The following table summarizes the average weighted life contractually remaining, average weighted fair value and average weighted exercise price of options granted, exercised, cancelled or modified during the year ended June 30, 2023, under the ESPP:

Average
	Average Weighted	Average Weighted	Weighted
	Life Contractually	Fair Value	Exercise Price	No.
	Remaining (Years)	USD $	USD $	of shares
Balance at July 1, 2022	—	—	—	—
Options granted	0.74	0.326	1.00	570,866
Options exercised	—	—	—	—
Options cancelled	—	—	—	—
Balance at June 30, 2023 (vested and exercisable)	0.50	0.33	1.00	570,866